Schedule of Asset Category Allocations (Detail) (Pension Plan)	Sep. 28, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	60.00%	55.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	38.00%	44.00%
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	2.00%	1.00%